29. RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of transactions between related parties

Transactions with jointly controlled entities, associates, and unconsolidated entities

	2020	2019
Accounts receivable and other assets		7,216
Hispamar		426
Other entities		6,790

	2020	2019
Accounts payable and other liabilities	66,021	74,254
Hispamar	61,078	71,841
Other entities	4,943	2,413

	2020	2019	2018
Revenue
Revenue from services rendered	498	380	347
Hispamar	439
Other entities	59	380	347
Other income	6,118	502
Hispamar	2	502
Other entities	6,116
Financial income	120	430	430
Other entities	120	430	430

	2020	2019	2018
Costs/expenses
Operating costs and expenses	(224,909)	(226,031)	(236,087)
Hispamar	(202,399)	(203,426)	(207,271)
Other entities	(22,510)	(22,605)	(28,816)
Financial expenses	(81)	(257)	(167)
Hispamar	(77)	(245)	(158)
Other entities	(4)	(12)	(9

Schedule of key management personnel

As at December 31, 2020, the compensation of the officers responsible for the planning, management and control of the Company’s activities, including the compensation of the directors and executive officers, totaled R$73,263 (R$53,335 in 2019 and R$81,244 in 2018), as shown in the table below:

	2020	2019	2018
Compensation of key management personnel
Short-term benefits paid to officers (i)[1]	63,157	51,500	64,,326
Share-based compensation	10,106	1,835	3,202
Total	73,263	53,335	67,528

[1] The amounts shown do not take into consideration the impacts related to payroll taxes pursuant to a decision issued by the CVM Board on December 8, 2020 (CVM Proceeding No. 19957.007457/2018-10) and communicated by Official Letter in January 2021.

(i) Wages, salaries, fees, social security contributions, paid leave and paid sick leave, profit sharing and bonuses, and noncash benefits (such as medical care, housing, cars, and free or subsidized goods or services).